SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                            EACH OF THE LISTED FUNDS

                             ----------------------

      DWS Balanced Fund                           DWS High Income Plus Fund
      DWS Equity Income Fund                      DWS Short Duration Plus Fund
      DWS High Income Fund                        DWS Strategic Income Fund


The following information revises similar disclosure for each of the above listed funds in "The portfolio managers" section of the prospectuses.


DWS Balanced Fund:

The following people handle the day-to-day management of the fund.

William Chepolis, CFA                                                Gary Sullivan, CFA
Managing Director of Deutsche Asset Management and Portfolio         Director of Deutsche Asset Management and Portfolio Manager of
Manager of the fund.                                                 the fund.
   o Joined Deutsche Asset Management in 1998 after 13 years of         o Joined Deutsche Asset Management in 1996 and the fund in
     experience as vice president and portfolio manager for Norwest       2006. Served as the head of the High Yield group in
     Bank, where he managed the bank's fixed income and foreign           Europe and as an Emerging Markets portfolio manager.
     exchange portfolios.                                               o Prior to that, four years at Citicorp as a research
   o Portfolio Manager for Retail Mortgage Backed Securities:             analyst and structurer of collateralized mortgage
     New York.                                                            obligations. Prior to Citicorp, served as an officer in
   o Joined the fund in 2005.                                             the US Army from 1988 to 1991.
   o BIS, University of Minnesota.                                      o BS, United States Military Academy (West Point); MBA, New
Matthew F. MacDonald                                                      York University, Stern School of Business
Director of Deutsche Asset Management and Portfolio Manager of the   Julie M. Van Cleave, CFA
fund.                                                                Managing Director of Deutsche Asset Management and Portfolio
   o Joined Deutsche Asset Management and the fund in 2006 after     Manager of the fund.
     14 years of fixed income experience at Bank of America Global      o Joined Deutsche Asset Management and the fund in 2002.
     Structured Products and PPM America, Inc., where he was            o Head of Large Cap Growth Portfolio Selection Team.
     portfolio manager for public fixed income, including MBS, ABS,     o Previous experience includes 18 years of investment
     CDOs and corporate bonds; earlier, as an analyst for MBS, ABS        industry experience at Mason Street Advisors, as Managing
     and money markets; and originally, at Duff & Phelps Credit           Director and team leader for the large cap investment
     Rating Company.                                                      team.
   o Portfolio Manager for Retail Mortgage Backed Securities: New       o BBA, MBA, University of Wisconsin -- Madison.
     York.                                                           Robert Wang
   o BA, Harvard University; MBA, University of Chicago Graduate     Managing Director of Deutsche Asset Management and Portfolio
     School of Business.                                             Manager of the fund.
Inna Okounkova                                                          o Global Asset Allocation Senior Portfolio Manager: New
Director of Deutsche Asset Management and Portfolio Manager of            York.
the fund.                                                               o Joined Deutsche Asset Management in 1995 as a senior
   o Global Asset Allocation Portfolio Manager: New York.                 fixed income portfolio manager after 13 years of
   o Joined Deutsche Asset Management in 1999 as a quantitative           experience at J.P. Morgan & Co. trading fixed income,
     analyst, becoming an associate Portfolio Manager in 2001.            derivatives and foreign exchange products.
   o Joined the fund in 2005.                                           o Joined the fund in 2005.
   o BS, MS, Moscow State University; MBA, University of Chicago.       o BS, The Wharton School, University of Pennsylvania.
Thomas F. Sassi
Managing Director of Deutsche Asset Management and Portfolio
Manager of the fund.
   o Joined Deutsche Asset Management in 1996 and the fund in 2004.
   o Over 33 years of investment industry experience.
   o BBA, MBA, Hofstra University.



August 1, 2006
DMF-3603



DWS Equity Income Fund:

The following people handle the day-to-day management of the fund.

David Hone, CFA                                             Gary Sullivan, CFA
Director of Deutsche Asset Management and Lead Portfolio    Director of Deutsche Asset Management and Portfolio Manager of the fund.
Manager of the fund.                                           o Joined Deutsche Asset Management in 1996 and the fund in 2006.
   o Joined Deutsche Asset Management in 1996 as an equity       Served as the head of the High Yield group in Europe and as an
     analyst for consumer cyclicals, consumer staples and        Emerging Markets portfolio manager.
     financials.                                               o Prior to that, four years at Citicorp as a research analyst and
   o Prior to that, eight years of experience as a senior        structurer of collateralized mortgage obligations. Prior to
     underwriter for Chubb & Son.                                Citicorp, served as an officer in the US Army from 1988 to 1991.
   o Portfolio manager for US Large Cap Value Equity:          o BS, United States Military Academy (West Point); MBA, New York
     New York.                                                   University, Stern School of Business
   o Joined the fund in 2003.                               Robert Wang
   o BA, University of Vermont.                             Managing Director of Deutsche Asset Management and Portfolio Manager of
Inna Okounkova                                              the fund.
Director of Deutsche Asset Management and Portfolio            o Global Asset Allocation senior portfolio manager: New York.
Manager of the fund.                                           o Joined Deutsche Asset Management in 1995 as a senior fixed income
   o Global Asset Allocation portfolio manager: New York.        portfolio manager after 13 years of experience at J.P. Morgan &
   o Joined Deutsche Asset Management in 1999 as a               Co. trading fixed income, derivatives and foreign exchange
     quantitative analyst, becoming an associate portfolio       products.
     manager in 2001.                                          o Joined the fund in 2005.
   o Joined the fund in 2005.                                  o BS, The Wharton School, University of Pennsylvania.
   o BS, MS, Moscow State University; MBA, University of
     Chicago.
Steve Scrudato, CFA
Director of Deutsche Asset Management and Portfolio
Manager of the fund.
   o Joined Deutsche Asset Management in 2000 as a
     portfolio specialist, Large Cap Value: New York.
   o Prior to that, 11 years of experience as a product
     specialist and client service executive at Dreyfus
     Investment Advisors and various investment consulting
     and manager research positions at Diversified
     Investment Advisors and PaineWebber.
   o Joined the fund in 2004.

August 1, 2006
DMF-3603



DWS High Income Fund, DWS High Income Plus Fund:

The following person handles the day-to-day management of the fund.

Gary Sullivan, CFA
Director of Deutsche Asset Management and Portfolio Manager of the fund
   o Joined Deutsche Asset Management in 1996 and the fund in 2006.
     Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.
   o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.
   o BS, United States Military Academy (West Point); MBA, New York
     University, Stern School of Business

DWS Short Duration Plus Fund:
The following people handle the day-to-day management of the fund.

William Chepolis, CFA                                       Gary Sullivan, CFA
Managing Director of Deutsche Asset Management and          Director of Deutsche Asset Management and Portfolio Manager of the fund.
Portfolio Manager of the fund.                                 o Joined Deutsche Asset Management in 1996 and the fund in 2006.
   o Joined Deutsche Asset Management in 1998 after 13           Served as the head of the High Yield group in Europe and as an
     years of experience as vice president and portfolio         Emerging Markets portfolio manager.
     manager for Norwest Bank where he managed the bank's      o Prior to that, four years at Citicorp as a research analyst and
     fixed income and foreign exchange portfolios.               structurer of collateralized mortgage obligations. Prior to
   o Portfolio Manager for Retail Mortgage Backed                Citicorp, served as an officer in the US Army from 1988 to 1991.
     Securities: New York.                                     o BS, United States Military Academy (West Point); MBA, New York
   o Joined the fund in 2002.                                    University, Stern School of Business
   o BIS, University of Minnesota.                          Robert Wang
Matthew F. MacDonald                                        Managing Director of Deutsche Asset Management and Portfolio Manager
Director of Deutsche Asset Management and Portfolio         of the fund.
Manager of the fund.                                           o Global Asset Allocation senior portfolio manager: New York.
   o Joined Deutsche Asset Management and the fund in 2006     o Joined Deutsche Asset Management in 1995 as a senior fixed income
     after 14 years of fixed income experience at Bank of        portfolio manager after 13 years of experience at J.P. Morgan &
     America Global Structured Products and PPM America,         Co. trading fixed income, derivatives and foreign exchange
     Inc., where he was portfolio manager for public fixed       products.
     income, including MBS, ABS, CDOs and corporate bonds;     o Joined the fund in 2005.
     earlier, as an analyst for MBS, ABS and money             o BS, The Wharton School, University of Pennsylvania.
     markets; and originally, at Duff & Phelps Credit
     Rating Company.
   o Portfolio Manager for Retail Mortgage Backed
     Securities: New York.
   o BA, Harvard University; MBA, University of Chicago
     Graduate School of Business.

August 1, 2006
DMF-3603



DWS Strategic Income Fund:

The following people handle the day-to-day management of the fund.

Gary Sullivan, CFA                                                   Matthew F. MacDonald
Director of Deutsche Asset Management and Lead Portfolio Manager     Director of Deutsche Asset Management and Portfolio Manager of
of the fund                                                          the fund.
   o Joined Deutsche Asset Management in 1996 and the fund in 2006.     o Joined Deutsche Asset Management and the fund in 2006
     Served as the head of the High Yield group in Europe and as an       after 14 years of fixed income experience at Bank of
     Emerging Markets portfolio manager.                                  America Global Structured Products and PPM America, Inc.,
   o Prior to that, four years at Citicorp as a research analyst          where he was portfolio manager for public fixed income,
     and structurer of collateralized mortgage obligations. Prior         including MBS, ABS, CDOs and corporate bonds; earlier, as
     to Citicorp, served as an officer in the US Army from 1988 to        an analyst for MBS, ABS and money markets; and
     1991.                                                                originally, at Duff & Phelps Credit Rating Company.
   o BS, United States Military Academy (West Point); MBA, New York     o Portfolio Manager for Retail Mortgage Backed Securities:
     University, Stern School of Business                                 New York.
William Chepolis, CFA                                                   o BA, Harvard University; MBA, University of Chicago
Managing Director of Deutsche Asset Management and Portfolio              Graduate School of Business.
Manager of the fund.
   o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest
     Bank where he managed the bank's fixed income and foreign
     exchange portfolios.
   o Portfolio Manager for Retail Mortgage Backed Securities:
     New York.
   o Joined the fund in 2005.
   o BIS, University of Minnesota.



               Please Retain This Supplement for Future Reference


August 1, 2006
DMF-3603